Employee benefits - Pension and other post-employment benefits (Tables)	9 Months Ended
Jul. 31, 2026
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Summary of Composition of Pension and Other Post-Employment Benefit Expense
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Current service costs	$50	$53	$8	$9
Past service costs	–	–	–	–
Net interest expense (income)	(44)	(41)	20	18
Remeasurements of other long-term benefits	–	–	2	2
Administrative expense	5	6	–	–
Defined benefit pension expense	11	18	30	29
Defined contribution pension expense	160	143	–	–
	$171	$161	$30	$29

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Current service costs	$150	$157	$26	$25
Past service costs	–	49	–	–
Net interest expense (income)	(133)	(122)	59	57
Remeasurements of other long-term benefits	–	–	(3)	7
Administrative expense	16	17	–	–
Defined benefit pension expense	33	101	82	89
Defined contribution pension expense	484	431	–	–
	$517	$532	$82	$89

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(175)	$(150)	$(16)	$(14)
Experience adjustments	1	–	(1)	3
Return on plan assets (excluding interest based on discount rate)	(169)	(222)	–	–
	$(343)	$(372)	$(17)	$(11)

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(835)	$(333)	$(63)	$(28)
Experience adjustments	–	(1)	(5)	1
Return on plan assets (excluding interest based on discount rate)	194	(90)	–	–
	$(641)	$(424)	$(68)	$(27)

(1)
Market-based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.